--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

--------------------------------------------------------------------------------



          We appreciate your decision to invest in the Cash Equivalent Fund. The following pages include the semi-annual report for the six-months ended January 31, 2000 for:

- Money Market Portfolio

- Government Securities Portfolio

- Tax-Exempt Portfolio

During the past year, the portfolios registered solid performance and achieved their objective of providing maximum current income while maintaining the stability of principal.

ECONOMIC REVIEW AND OUTLOOK

Over the past six months, we saw very strong U.S. economic conditions with growth above 5%. In addition, the economies in both Europe and Asia appear to be on the recovery platform, which will mean reasonable growth in exports and will keep the U.S. economy strong. The unemployment rate in the U.S. continued to decline and consumer confidence continued to rise. This prompted the Federal Reserve Board ("the Fed") to raise interest rates .25% on three separate occasions last year to help stabilize the financial markets and economic conditions.

As a result, we took a defensive position with the Fund by keeping average maturity of the portfolios relatively short, to take advantage of additional rate increases as they occurred. Because of the uncertainties associated with the calendar change to a new millennium, including mass concern whether or not systems would function normally, we felt that we should be less aggressive. Therefore, we positioned the Fund in order to provide liquidity for investors when and if they needed it.

As 1999 came to a close, the Fund took advantage of income incentives being offered for extending maturities into the new year, which were very attractive in both taxable and tax-exempt issues. It became clear the Fund would have sufficient liquidity to meet demand. Also, the market was reacting appropriately without a lot of safety concerns, especially given that the Fed provided whatever liquidity the market needed to function routinely in the final months of 1999.

Considering this information, we plan to continue with our slightly defensive positioning and will manage each of the Fund's portfolios so that we continue to offer you competitive yield potential with a high degree of stability, seeking to make the funds an excellent place for you to invest.

Thank you again for your investment. We look forward to serving your investment needs for years to come.

[/s/ Frank Rachwalski]
Frank J. Rachwalski
Vice President and Lead Portfolio Manager
February 25, 2000

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of Cash Equivalent Fund. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

FUND RESULTS

For the periods ended 1/31/00

                                          NET YIELD
                                    ----------------------
                                     6-MONTH     SEC 7-DAY
                                    ---------    ---------
  Money Market Portfolio              4.80%        5.18%
  Government Securities
    Portfolio                         4.66%        5.03%
  Tax-Exempt Portfolio                2.90%        2.92%
    (EQUIVALENT TAXABLE YIELD         4.61%        4.64%)

NOTES

Each portfolio's net yield is the annualized sum of the daily dividend rates for the period. Yields are historical, may fluctuate, and do not guarantee future performance.

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 37.1%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Cash Equivalent Fund                                                           2
--------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO
Portfolio of Investments at January 31, 2000
(unaudited)

--------------------------------------------------------------------------------

                                     Principal
        COMMERCIAL PAPER              Amount         Value
Accor, SA, 6.09%, 03/14/2000        $10,000,000   $  9,930,000
--------------------------------------------------------------
Ace Overseas Corp., 5.74%,
  02/15/2000                         10,000,000      9,977,755
--------------------------------------------------------------
Ace Overseas Corp., 6.05%,
  03/10/2000                         10,000,000      9,937,194
--------------------------------------------------------------
Alpine Securitization, Corp.,
  6.00%, 02/03/2000                   5,000,000      4,998,333
--------------------------------------------------------------
Anheuser-Busch Cos., Inc.,
  5.68%, 02/16/2000*                 10,000,000      9,996,684
--------------------------------------------------------------
Atlantis One Funding Corp.,
  5.89%, 02/10/2000                  15,000,000     14,978,550
--------------------------------------------------------------
Banco Del Istmo, 5.75%,
  02/11/2000                         10,000,000      9,984,111
--------------------------------------------------------------
Bavaria Universal Funding,
  5.73%, 02/11/2000                  10,000,000      9,984,167
--------------------------------------------------------------
Bavaria Universal Funding,
  5.98%, 04/25/2000                  20,000,000     19,725,133
--------------------------------------------------------------
Beta Finance, Inc., 5.98%,
  03/20/2000                         10,000,000      9,922,667
--------------------------------------------------------------
Brazos River Authority, Texas,
  6.09%, 02/08/2000                  15,000,000     15,000,000
--------------------------------------------------------------
Centric Capital Corp., 5.74%,
  02/29/2000                         10,650,000     10,602,785
--------------------------------------------------------------
Coca Cola Enterprises, 5.90%,
  02/01/2000                          5,000,000      5,000,000
--------------------------------------------------------------
Countrywide Home Loans, Inc.,
  5.70%, 02/10/2000                  15,000,000     14,978,738
--------------------------------------------------------------
Den Danske Bank, 5.71%,
  02/17/2000*                         5,000,000      4,999,538
--------------------------------------------------------------
Falcon Asset Securitization
  Corp., 5.73%, 02/23/2000           10,000,000      9,965,167
--------------------------------------------------------------
Falcon Asset Securitization
  Corp., 5.78%, 03/13/2000           10,000,000      9,934,628
--------------------------------------------------------------
FINOVA Capital Corp., 6.17%,
  03/13/2000*                        30,000,000     30,000,000
--------------------------------------------------------------
FINOVA Capital Corp., 5.85%,
  03/21/2000                         10,000,000      9,921,056
--------------------------------------------------------------
Fortis Finance, NV, 6.04%,
  02/24/2000                         10,000,000      9,961,986
--------------------------------------------------------------
Fountain Square Commercial Funding,
  5.35%, 02/04/2000                  15,071,000     15,063,942
--------------------------------------------------------------
GTE Capital Corp., 6.13%,
  03/10/2000*                        20,000,000     19,985,605
--------------------------------------------------------------

                                     Principal
                                      Amount         Value
Galaxy Funding Corp., 6.11%,
  02/23/2000                        $ 5,000,000   $  4,981,605
--------------------------------------------------------------
Galaxy Funding Corp., 6.16%,
  03/23/2000                          5,000,000      4,957,146
--------------------------------------------------------------
GMAC Mortgage Corporation of Pennsylvania,
  5.88%, 02/01/2000                  10,000,000     10,000,000
--------------------------------------------------------------
Goldman Sachs Group, L.P.,
  6.21%, 02/03/2000                  10,000,000     10,000,000
--------------------------------------------------------------
Heller Financial, Inc., 6.25%,
  04/07/2000*                        25,000,000     25,009,862
--------------------------------------------------------------
Intrepid Funding Master Trust,
  6.00%, 02/29/2000                   5,000,000      4,977,289
--------------------------------------------------------------
Kitty Hawk Funding Corp., 6.06%,
  02/10/2000                         11,000,000     10,983,528
--------------------------------------------------------------
Kitty Hawk Funding Corp., 6.07%,
  02/11/2000                          5,000,000      4,991,667
--------------------------------------------------------------
Knight Ridder, Inc., 6.03%,
  02/16/2000                         10,000,000      9,975,208
--------------------------------------------------------------
Moat Funding, LLC, 5.92%,
  02/07/2000                         15,000,000     14,985,625
--------------------------------------------------------------
Moat Funding, LLC, 6.14%,
  03/09/2000                         15,000,000     14,906,729
--------------------------------------------------------------
Monte Rosa Capital Corp., 6.09%,
  02/14/2000                         10,000,000      9,978,442
--------------------------------------------------------------
National Rural Utilities
  Cooperative Finance Corp.,
  6.14%, 03/25/2000*                 10,000,000      9,999,610
--------------------------------------------------------------
Old Line Funding Corp., 6.10%,
  02/16/2000                         10,000,000      9,975,125
--------------------------------------------------------------
Quincy Capital Corp., 5.73%,
  02/23/2000                         10,000,000      9,965,167
--------------------------------------------------------------
Receivables Capital Corp.,
  6.03%, 02/15/2000                  10,000,000      9,977,094
--------------------------------------------------------------
Royal Bank of Scotland, 6.04%,
  02/17/2000                         10,000,000      9,973,733
--------------------------------------------------------------
Scaldis Capital, LLC, 6.00%,
  02/01/2000                          5,000,000      5,000,000
--------------------------------------------------------------
Sheffield Receivables Corp.,
  5.74%, 02/24/2000                  10,000,000      9,963,519
--------------------------------------------------------------
Sigman Finance, Inc., 5.73%,
  02/17/2000                         10,000,000      9,974,622
--------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Cash Equivalent Fund                                                           3
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Portfolio of Investments at January 31, 2000
(unaudited)

--------------------------------------------------------------------------------


                                     Principal
                                      Amount         Value
Sinochem America, 6.06%,
  02/08/2000                        $ 5,000,000   $  4,994,167
--------------------------------------------------------------
Spintab, AB, 6.06%, 03/14/2000        5,000,000      4,965,583
--------------------------------------------------------------
Superior Funding Capital Corp.,
  6.13%, 02/10/2000                   5,000,000      4,992,438
--------------------------------------------------------------
Superior Funding Capital Corp.,
  5.73%, 02/29/2000                  10,000,000      9,955,667
--------------------------------------------------------------
Sweetwater Capital Corp., 5.73%,
  02/18/2000                         10,000,000      9,973,083
--------------------------------------------------------------
Sweetwater Capital Corp., 5.73%,
  02/22/2000                         10,341,000     10,306,616
--------------------------------------------------------------
Thunder Bay Funding, Inc.,
  5.74%, 02/23/2000                  20,000,000     19,930,333
--------------------------------------------------------------
Xerox Corp., 5.86%, 02/01/2000       20,000,000     20,000,000
--------------------------------------------------------------
TOTAL COMMERCIAL PAPER--70.1%
(cost $550,541,897)                                550,541,897
--------------------------------------------------------------
CERTIFICATES OF DEPOSIT
Bank of Montreal, 5.65%,
  02/01/2000*                        10,000,000      9,999,141
--------------------------------------------------------------
Bank of Novia Scotia, 5.83%,
  02/03/2000                         10,000,000     10,000,000
--------------------------------------------------------------
Barclays Bank PLC, 5.64%,
  02/01/2000*                        10,000,000      9,998,337
--------------------------------------------------------------
Bayerische Hypo-Und Vereinsbank AG,
  6.38%, 02/19/2000*                 10,000,000      9,998,949
--------------------------------------------------------------
Bayerische Landesbank, 5.68%,
  02/10/2000*                        10,000,000      9,998,684
--------------------------------------------------------------
Comerica Bank, 5.65%,
  02/01/2000*                        10,000,000      9,999,441
--------------------------------------------------------------
Commerzbank AG, 5.66%,
  02/01/2000*                        10,000,000      9,999,313
--------------------------------------------------------------
CS First Boston, 5.72%,
  02/01/2000*                        15,000,000     15,000,000
--------------------------------------------------------------
Deutsche Bank, 5.64%,
  02/01/2000*                         5,000,000      4,999,390
--------------------------------------------------------------

                                     Principal
                                      Amount         Value
Deutsche Bank, 5.63%,
  02/01/2000*                       $ 5,000,000   $  4,999,185
--------------------------------------------------------------
Dresdner Bank, NY, 5.78%,
  02/26/2000*                        15,000,000     14,997,221
--------------------------------------------------------------
Fleet National Bank, Inc.,
  6.32%, 02/15/2000*                 10,000,000     10,003,599
--------------------------------------------------------------
Harris Trust and Savings Bank,
  5.66%, 02/01/2000*                 10,000,000      9,999,302
--------------------------------------------------------------
J.P. Morgan & Co, Inc., 6.47%,
  02/03/2000*                        10,000,000     10,000,000
--------------------------------------------------------------
John Deere Capital Corp., 5.65%,
  02/01/2000*                        10,000,000      9,999,408
--------------------------------------------------------------
MBNA America Bank, NA, 5.88%,
  03/06/2000                         10,000,000     10,000,000
--------------------------------------------------------------
Mellon Bank, NA, 6.10%,
  02/29/2000*                        10,000,000      9,998,270
--------------------------------------------------------------
National City Bank of Kentucky,
  6.11%, 04/07/2000*                 10,000,000     10,004,515
--------------------------------------------------------------
PNC Bank, NA, 5.80%, 02/28/2000*     10,000,000     10,000,303
--------------------------------------------------------------
Royal Bank of Canada, 5.64%,
  02/01/2000*                        10,000,000      9,999,001
--------------------------------------------------------------
Skandinaviska Enskilda Banken
  AB, 5.84%, 02/29/2000*             15,000,000     14,996,613
--------------------------------------------------------------
U.S. Bank, NA North Dakota,
  5.76%, 02/21/2000*                 10,000,000      9,997,232
--------------------------------------------------------------
Wells Fargo & Co., 6.06%,
  03/29/2000*                        10,000,000      9,998,528
--------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT--29.9%
(cost $234,986,432)                                234,986,432
--------------------------------------------------------------

TOTAL INVESTMENT PORTFOLIO--100%
(cost $785,528,329)(a)                            $785,528,329
--------------------------------------------------------------

NOTES TO PORTFOLIO
--------------------------------------------------------------------------------
Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

(a) The cost for federal income tax purposes was $785,528,329.

 * Floating rate notes are securities whose yields vary with a designated market or market rate, such as the coupon-equivalent of the Treasury bill rate. These securities are shown at their current rate as of January 31, 2000. The dates shown represent the demand date or next interest rate change date.

    The accompanying notes are an integral part of the financial statements.

Cash Equivalent Fund                                                           4
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES PORTFOLIO
Portfolio of Investments at January 31, 2000
(unaudited)

--------------------------------------------------------------------------------

                                     Principal
     REPURCHASE AGREEMENTS            Amount         Value
Bear, Stearns Cos., Inc.
    5.70%, 02/16/2000 to be
    repurchased at $68,955,726      $68,000,000   $ 68,000,000
--------------------------------------------------------------
Chase Securities, Inc.
    5.65%, 02/03/2000 to be
    repurchased at $15,030,185       15,000,000     15,000,000
--------------------------------------------------------------
Chase Securities, Inc.
    5.83%, 02/01/2000 to be
    repurchased at $20,003,195       20,000,000     20,000,000
--------------------------------------------------------------
Goldman Sachs, Inc.
    5.62%, 02/07/2000 to be
    repurchased at $40,086,225       40,000,000     40,000,000
--------------------------------------------------------------
Morgan Stanley, Dean Witter &
    Co.
    5.55%, 02/02/2000 to be
    repurchased at $20,021,288       20,000,000     20,000,000
--------------------------------------------------------------
Salomon Smith Barney Holdings,
    Inc.
    5.60%, 02/08/2000 to be
    repurchased at $10,032,219       10,000,000     10,000,000
--------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS--39.3%
(cost $173,000,000)(b)                             173,000,000
--------------------------------------------------------------
SHORT-TERM NOTES
--------------------------------------------------------------
Federal Farm Credit Bank,
    5.60%, 02/07/2000*                5,000,000      4,999,984
--------------------------------------------------------------
Federal Home Loan Bank,
    5.05%, 03/01/2000                 6,000,000      6,000,000
--------------------------------------------------------------
Federal Home Loan Bank,
    5.05%, 03/03/2000                 7,000,000      7,000,000
--------------------------------------------------------------
Federal Home Loan Bank,
    5.55%, 03/17/2000*                9,000,000      8,999,458
--------------------------------------------------------------
Federal Home Loan Bank,
    5.55%, 04/05/2000*               11,000,000     10,999,057
--------------------------------------------------------------
Federal Home Loan Bank,
    5.55%, 04/07/2000*                1,000,000        999,912
--------------------------------------------------------------
Federal Home Loan Bank,
    6.01%, 09/29/2000*               40,000,000     39,981,776
--------------------------------------------------------------

                                     Principal
        SHORT-TERM NOTES              Amount         Value
Federal Home Loan Bank,
    5.66%, 07/28/2000*              $25,000,000   $ 24,993,904
--------------------------------------------------------------
Federal Home Loan Bank.,
    5.82%, 01/10/2001*               10,000,000      9,991,071
--------------------------------------------------------------
Federal Home Loan Mortgage
    Corp.,
    5.56%, 02/03/2000                 6,752,000      6,749,955
--------------------------------------------------------------
Federal Home Loan Mortgage
    Corp.,
    5.65%, 02/03/2000                 6,775,000      6,772,922
--------------------------------------------------------------
Federal Home Loan Mortgage
    Corp.,
    5.57%, 02/24/2000                15,000,000     14,947,819
--------------------------------------------------------------
Federal Home Loan Mortgage
    Corp.,
    5.69%, 03/15/2000                20,305,000     20,170,395
--------------------------------------------------------------
Federal Home Loan Mortgage
    Corp.,
    5.60%, 05/18/2000*               20,000,000     19,995,322
--------------------------------------------------------------
Federal Home Loan Mortgage
    Corp.,
    5.67%, 09/21/2000*               25,000,000     24,995,299
--------------------------------------------------------------
Federal National Mortgage
    Association,
    5.08%, 02/23/2000                 4,000,000      3,999,906
--------------------------------------------------------------
Overseas Private Investment Corp., Omolon,
    6.20%, 03/15/2000*                2,222,500      2,222,500
--------------------------------------------------------------
Student Loan Marketing
    Association,
    6.20%, 02/14/2000*               12,000,000     11,999,749
--------------------------------------------------------------
Student Loan Marketing
    Association,
    5.46%, 04/05/2000*               19,000,000     18,998,372
--------------------------------------------------------------
Student Loan Marketing
    Association,
    6.20%, 08/01/2000*               10,000,000      9,997,671
--------------------------------------------------------------
Student Loan Marketing
    Association,
    5.81%, 03/07/2001*               12,500,000     12,484,302
--------------------------------------------------------------
TOTAL SHORT-TERM NOTES--60.7%
(cost $267,299,374)                                267,299,374
--------------------------------------------------------------
TOTAL INVESTMENT PORTFOLIO--100%
(cost $440,299,374)(a)                            $440,299,374
--------------------------------------------------------------

NOTES TO PORTFOLIO
--------------------------------------------------------------------------------
Interest rates represent annualized yield to date of maturity except for floating rate securities described below.

(a) The cost for federal income tax purposes was $440,299,374.

 * Floating rate notes are securities whose yields vary with a designated market or market rate, such as the coupon-equivalent of the Treasury bill rate.

(b) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

    The accompanying notes are an integral part of the financial statements.

Cash Equivalent Fund                                                           5
--------------------------------------------------------------------------------

TAX-EXEMPT PORTFOLIO
Portfolio of Investments at January 31, 2000
(unaudited)

--------------------------------------------------------------------------------

          VARIABLE RATE              Principal
        DEMAND SECURITIES*            Amount         Value
CALIFORNIA
--------------------------------------------------------------
Los Angeles,
Harbor Improvement Corp.,
    3.50%                           $ 6,900,000   $  6,900,000
FLORIDA
--------------------------------------------------------------
Dade County,
Water & Sewer Systems Revenue,
    3.15%                             3,000,000      3,000,000
--------------------------------------------------------------
Orange County,
Health Facilities Authority,
    3.35%                             3,700,000      3,700,000
GEORGIA
--------------------------------------------------------------
Laurens County,
Development Revenue,
    3.40%                             5,000,000      5,000,000
ILLINOIS
--------------------------------------------------------------
Development Finance Authority,
Grecian Delight Foods Project,
    3.50%                             8,300,000      8,300,000
--------------------------------------------------------------
Chicago,
O'Hare International
Airport Revenue,
    3.65%                             4,000,000      4,000,000
--------------------------------------------------------------
Quad Cities,
Solid Waste Disposal Revenue,
    3.50%                             3,500,000      3,500,000
INDIANA
--------------------------------------------------------------
Fort Wayne,
Pollution Control Revenue,
    3.40%                             2,480,000      2,480,000
--------------------------------------------------------------
Ossian,
Economic Development Revenue,
    3.35%                             3,200,000      3,200,000
KANSAS
--------------------------------------------------------------
Kansas City,
Pollution Control Revenue,
    3.25%                             6,000,000      6,000,000

                                     Principal
                                      Amount         Value
KENTUCKY
--------------------------------------------------------------
Boone County,
Pollution Control Revenue,
    3.75%                           $ 8,000,000   $  8,000,000
--------------------------------------------------------------
Glasgow,
Industrial Building Revenue,
    3.50%                             3,345,000      3,345,000
--------------------------------------------------------------
Mason County,
Pollution Control Revenue,
    3.25%                             8,300,000      8,300,000
--------------------------------------------------------------
Mayfield,
Multi-City Lease Revenue,
    3.30%                             2,670,000      2,670,000
MICHIGAN
--------------------------------------------------------------
Strategic Fund,
Continental Aluminum Project,
    3.45%                             4,200,000      4,200,000
MISSOURI
--------------------------------------------------------------
Environmental Improvement & Energy
Authority,
    3.25%                             2,460,000      2,460,000
NEVADA
--------------------------------------------------------------
Department of Business and
Industry,
    3.45%                             3,600,000      3,600,000
OKLAHOMA
--------------------------------------------------------------
Development Finance
Authority Revenue,
    3.50%                             3,095,000      3,095,000
OREGON
--------------------------------------------------------------
Clackams County,
Health Facilities Authority,
    3.45%                             3,000,000      3,000,000
--------------------------------------------------------------
Economic Development Revenue,
    3.40%                             4,000,000      4,000,000
PENNSYLVANIA
--------------------------------------------------------------
Higher Education Facilities
Authority,
    3.28%                             2,400,000      2,400,000
--------------------------------------------------------------
Lehigh County,
Industrial Development Authority,
    3.75%                             4,600,000      4,600,000

    The accompanying notes are an integral part of the financial statements.

Cash Equivalent Fund                                                           6
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Portfolio of Investments at January 31, 2000
(unaudited)

--------------------------------------------------------------------------------


                                     Principal
                                      Amount         Value
TENNESSEE
--------------------------------------------------------------
Clarksville,
Education Facilities Authority,
    3.30%                           $ 6,000,000   $  6,000,000
TEXAS
--------------------------------------------------------------
Trinity River Authority,
GM, 3.45%                             2,000,000      2,000,000
UTAH
--------------------------------------------------------------
Heber City, Industrial Development
Authority, 3.50%                      3,650,000      3,650,000
VERMONT
--------------------------------------------------------------
Student Loan Association,
Student Loan Revenue,
    3.75%                             5,000,000      5,000,000
WEST VIRGINIA
--------------------------------------------------------------
Preston County,
Industrial Development Revenue,
    3.50%                             3,350,000      3,350,000
TOTAL VARIABLE RATE
DEMAND SECURITIES--45.6%
(cost: $115,750,000)                               115,750,000
--------------------------------------------------------------
OTHER SECURITIES
ALASKA
--------------------------------------------------------------
Valdez,
Marine Terminal Revenue,
    3.45%, 03/08/2000                 2,500,000      2,500,000
ARIZONA
--------------------------------------------------------------
Salt River Project,
Agricultural Improvement
and Power District,
    3.50% - 3.80%,
    02/10/2000 - 04/10/2000           7,000,000      7,000,000
COLORADO
--------------------------------------------------------------
Platte River Power Authority,
    3.60% - 3.90%,
    02/15/2000 - 02/17/2000           6,200,000      6,200,000

                                     Principal
                                      Amount         Value
FLORIDA
--------------------------------------------------------------
Orange County,
Health Facilities Authority,
    3.90%, 02/23/2000               $ 2,800,000   $  2,800,000
--------------------------------------------------------------
Sunshine State,
Governmental Financing Commission,
    3.50%, 03/01/2000                 4,000,000      4,000,000
GEORGIA
--------------------------------------------------------------
Monroe County
Georgia Power Company,
    3.70%, 02/18/2000                 6,000,000      6,000,000
ILLINOIS
--------------------------------------------------------------
Education Facilities Authority,
    3.70% - 3.75%,
    02/09/2000 - 02/15/2000           6,500,000      6,500,000
INDIANA
--------------------------------------------------------------
Jasper County,
Pollution Control Revenue,
    4.00%,
    02/07/2000 - 02/14/2000           6,500,000      6,500,000
KENTUCKY
--------------------------------------------------------------
Danville,
Multi-City Lease Revenue,
    3.85%, 02/10/2000                 4,000,000      4,000,000
--------------------------------------------------------------
Pendleton County,
Lease Revenue,
    3.65% - 3.70%,
    02/09/2000 - 02/16/2000          12,800,000     12,800,000
LOUISIANA
--------------------------------------------------------------
Parish of West Baton Rouge,
Pollution Control Revenue,
    3.65%, 02/15/2000                 2,000,000      2,000,000
MARYLAND
--------------------------------------------------------------
Anne Arundel County Port
Facilities Authority,
    3.50 - 3.80%,
    03/08/2000 - 03/09/2000           6,820,000      6,820,000
MISSOURI
--------------------------------------------------------------
Environmental Improvement and
Energy Authority,
    3.65%, 02/10/2000                 3,000,000      3,000,000

    The accompanying notes are an integral part of the financial statements.

Cash Equivalent Fund                                                           7
--------------------------------------------------------------------------------

TAX-EXEMPT PORTFOLIO
Portfolio of Investments at January 31, 2000
(unaudited)

--------------------------------------------------------------------------------

                                     Principal
                                      Amount         Value
NEW HAMPSHIRE
--------------------------------------------------------------
General Obligation,
    3.85%, 03/08/2000               $ 2,500,000   $  2,500,000
--------------------------------------------------------------
Business Finance Authority,
    3.60%, 02/16/2000                 4,000,000      4,000,000
NEW YORK
--------------------------------------------------------------
Nassau County,
Tax Anticipation Note,
    4.75%, 08/31/2000                 2,500,000      2,510,558
OHIO
--------------------------------------------------------------
Air Quality Development,
    3.80%, 04/10/2000                 4,000,000      4,000,000
PENNSYLVANIA
--------------------------------------------------------------
Allegheny County Hospital
Development Authority,
    3.85%, 02/09/2000                 3,400,000      3,400,000
--------------------------------------------------------------
Philadelphia,
Tax and Revenue Anticipation
Notes,
    4.25%, 06/30/2000                 3,000,000      3,008,926
SOUTH CAROLINA
--------------------------------------------------------------
Public Services Authority,
    3.85%, 02/16/2000                 3,000,000      3,000,000
TEXAS
--------------------------------------------------------------
Austin,
Combined Utility System,
    3.45%, 03/10/2000                 3,000,000      3,000,000
--------------------------------------------------------------
Municipal Power Agency,
    3.90%, 03/09/2000                 6,900,000      6,900,000
--------------------------------------------------------------
Houston Water & Sewer,
    3.85%, 03/06/2000                 3,000,000      3,000,000
--------------------------------------------------------------
Tax and Revenue Anticipation
Notes,
    4.50%, 08/31/2000                11,850,000     11,902,133

                                     Principal
                                      Amount         Value
UTAH
--------------------------------------------------------------
Intermountain Power Agency,
    3.60% - 3.85%,
    02/14/2000 - 04/11/2000         $10,000,000   $ 10,000,000
VIRGINIA
--------------------------------------------------------------
Chesterfield,
Industrial Development Authority,
    3.50%, 03/14/2000                 3,700,000      3,700,000
--------------------------------------------------------------
York County,
Industrial Development Authority,
    3.55%, 03/07/2000                 4,000,000      4,000,000
WYOMING
--------------------------------------------------------------
Converse County,
    3.80%, 03/10/2000                 3,000,000      3,000,000

TOTAL OTHER SECURITIES--54.4%
(cost: $138,041,617)                               138,041,617
--------------------------------------------------------------

TOTAL INVESTMENT PORTFOLIO--100%
(cost: $253,791,617)                              $253,791,617
--------------------------------------------------------------

NOTES TO PORTFOLIO
--------------------------------------------------------------------------------
Interest rates represent annualized yield to date of maturity, except for variable rate securities described below.
(a) The cost for federal income tax purposes was $253,791,617.
 * Variable rate demand securities are securities whose yields vary with a designated market or market rate, such as the coupon-equivalent of the Treasury bill rate. These securities are shown at their current rate as of January 31, 2000, and are payable within five business days.

    The accompanying notes are an integral part of the financial statements.

                                                                              8
Cash Equivalent Fund

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
January 31, 2000 (Unaudited)



                                                                 MONEY           GOVERNMENT
                                                                 MARKET          SECURITIES        TAX-EXEMPT
                                                               PORTFOLIO         PORTFOLIO         PORTFOLIO
--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------
Investments in securities, at amortized cost                  $785,528,329       267,299,374       253,791,617
--------------------------------------------------------------------------------------------------------------
Repurchase agreements                                                   --       173,000,000                --
--------------------------------------------------------------------------------------------------------------
Cash                                                               970,962         2,901,405                --
--------------------------------------------------------------------------------------------------------------
Interest receivable                                              2,521,488         2,381,786         1,645,688
--------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                 13,552,062         6,374,012         4,022,781
--------------------------------------------------------------------------------------------------------------
Other assets                                                            --                --           177,610
--------------------------------------------------------------------------------------------------------------
Total assets                                                   802,572,841       451,956,577       259,637,696
--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------
Due to custodian bank                                                   --                --         3,115,959
--------------------------------------------------------------------------------------------------------------
Dividends payable                                                1,441,871           798,666           263,857
--------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                13,228,874        10,723,930         1,707,841
--------------------------------------------------------------------------------------------------------------
Accrued management fee                                             132,000            41,769           219,879
--------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                              1,082,557           487,339           172,756
--------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                               15,885,302        12,051,704         5,480,292
--------------------------------------------------------------------------------------------------------------
Net assets, at value                                          $786,687,539       439,904,873       254,157,404
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------------------------------------
Shares outstanding                                             786,687,539       439,904,873       254,157,404
--------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share
  (Net asset value / outstanding shares of beneficial
  interest, $.01 par value, unlimited number of shares
  authorized)                                                        $1.00              1.00              1.00


The accompanying notes are an integral part of the financial statements.

Cash Equivalent Fund                                                           9
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Six months ended January 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

                                                                 MONEY         GOVERNMENT
                                                                MARKET         SECURITIES      TAX-EXEMPT
INVESTMENT INCOME                                              PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------
Interest                                                      $25,881,480     12,836,763       5,964,295
---------------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                    902,379        459,664         368,022
---------------------------------------------------------------------------------------------------------
Services to shareholders                                          835,896        428,349          80,947
---------------------------------------------------------------------------------------------------------
Custodian fees                                                      9,242         11,077           7,957
---------------------------------------------------------------------------------------------------------
Distribution service fees                                       1,746,063        886,354         556,516
---------------------------------------------------------------------------------------------------------
Auditing                                                           21,500          9,692           7,876
---------------------------------------------------------------------------------------------------------
Legal                                                               2,450          2,189           2,713
---------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                        15,575         10,139           6,802
---------------------------------------------------------------------------------------------------------
Reports to shareholders                                           200,255         23,171          46,569
---------------------------------------------------------------------------------------------------------
Registration fees                                                  54,775         24,486          30,609
---------------------------------------------------------------------------------------------------------
Other                                                              33,731         97,269           2,500
---------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                       3,821,866      1,952,390       1,110,511
---------------------------------------------------------------------------------------------------------
Expense reductions                                                 (5,252)        (5,098)           (544)
---------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                        3,816,614      1,947,292       1,109,967
---------------------------------------------------------------------------------------------------------
Net investment income                                          22,064,866     10,889,471       4,854,328
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations          $22,064,866     10,899,471       4,854,328
---------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Cash Equivalent Fund                                                          10
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                             MONEY MARKET                  GOVERNMENT SECURITIES         TAX-EXEMPT
                                               PORTFOLIO                         PORTFOLIO                PORTFOLIO
                                    -------------------------------   -------------------------------   -------------
                                      SIX MONTHS                        SIX MONTHS                       SIX MONTHS
                                        ENDED                             ENDED                             ENDED
                                     JANUARY 31,       YEAR ENDED      JANUARY 31,       YEAR ENDED      JANUARY 31,
                                         2000           JULY 31,           2000           JULY 31,          2000
                                     (UNAUDITED)          1999         (UNAUDITED)          1999         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS   ---------------------------------------------------------------------------------
OPERATIONS:
---------------------------------------------------------------------------------------------------------------------
Net investment income               $   22,064,866   $   41,936,558   $   10,889,471   $   19,226,609   $   4,854,328
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
---------------------------------------------------------------------------------------------------------------------
From net investment income             (22,064,866)     (41,936,558)     (10,889,471)     (19,226,609)     (4,854,328)
---------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold            2,351,983,838    5,167,352,553    1,387,706,370    2,213,704,201     564,054,308
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions           22,385,934       41,555,021       10,877,170       19,057,353       4,975,491
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed             (2,625,998,192)  (5,022,184,071)  (1,413,208,516)  (2,170,092,701)   (697,001,369)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from Fund
 share transactions and total
 increase (decrease) in net
 assets                               (251,628,420)     186,723,503      (14,624,976)      62,668,853    (127,971,570)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period    1,038,315,959      851,592,456      454,529,849      391,860,999     382,128,974
---------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD         $  786,687,539   $1,038,315,959   $  439,904,873   $  454,529,849   $ 254,157,404
---------------------------------------------------------------------------------------------------------------------

                                     TAX-EXEMPT
                                      PORTFOLIO
                                   ---------------

                                     YEAR ENDED
                                      JULY 31,
                                        1999
INCREASE (DECREASE) IN NET ASSETS  ---------------
OPERATIONS:
---------------------------------
Net investment income              $    10,156,562
---------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
---------------------------------
From net investment income             (10,156,562)
---------------------------------
FUND SHARE TRANSACTIONS:
---------------------------------
Proceeds from shares sold            1,169,311,949
---------------------------------
Reinvestment of distributions           10,086,903
---------------------------------
Cost of shares redeemed             (1,130,697,172)
---------------------------------
Net increase (decrease) from Fund
 share transactions and total
 increase (decrease) in net
 assets                                 48,701,680
---------------------------------
Net assets at beginning of period      333,427,294
---------------------------------
NET ASSETS AT END OF PERIOD        $   382,126,974
---------------------------------

    The accompanying notes are an integral part of the financial statements.

Cash Equivalent Fund                                                          11
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

--------------------------------------------------------------------------------

                                                    SIX MONTHS ENDED                       YEAR ENDED JULY 31,
                                                    JANUARY 31, 2000    ---------------------------------------------------------
MONEY MARKET PORTFOLIO                                (UNAUDITED)         1999        1998       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net assets value, beginning of period                   $   1.00             1.00       1.00       1.00         1.00         1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                0.02             0.04       0.05       0.05         0.05         0.05
---------------------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income               (0.02)           (0.04)     (0.05)     (0.05)       (0.05)       (0.05)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $   1.00             1.00       1.00       1.00         1.00         1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(%)                                             2.47**           4.43       4.93       4.78         4.94         4.95(a)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net Assets, end of period ($ thousands)                  786,688        1,038,316    851,592    970,516    2,774,595    3,593,294
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)             0.83*            0.89       0.91       0.93         0.89         0.87
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions                  0.83             0.89       0.91       0.93         0.89         0.87
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                          4.80*            4.34       4.83       4.64         4.86         4.84
---------------------------------------------------------------------------------------------------------------------------------

                                                     SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                                     JANUARY 31, 2000    -------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO                        (UNAUDITED)        1999       1998       1997        1996         1995
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net assets value, beginning of period                    $   1.00           1.00       1.00       1.00         1.00         1.00
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                 0.02           0.04       0.05       0.05         0.05         0.05
--------------------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income             $  (0.02)         (0.04)     (0.05)     (0.05)       (0.05)       (0.05)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   1.00           1.00       1.00       1.00         1.00         1.00
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(%)                                              2.37**         4.37       4.89       4.85         5.00         4.96
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net Assets, end of period ($ thousands)                   439,905        454,530    391,661    404,037    1,594,126    1,785,096
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)              0.83*          0.85       0.85       0.83         0.79         0.81
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions                   0.83           0.85       0.85       0.83         0.79         0.81
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                           4.66*          4.29       4.79       4.73         4.90         4.87
--------------------------------------------------------------------------------------------------------------------------------

                                                       SIX MONTHS ENDED                     YEAR ENDED JULY 31,
                                                       JANUARY 31, 2000    -----------------------------------------------------
TAX-EXEMPT PORTFOLIO                                     (UNAUDITED)          1999       1998       1997       1996         1995
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net assets value, beginning of period                      $   1.00           1.00       1.00       1.00       1.00         1.00
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                   0.02           0.03       0.03       0.03       0.03         0.03
--------------------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income                  (0.02)         (0.03)     (0.03)     (0.03)     (0.03)       (0.03)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $   1.00           1.00       1.00       1.00       1.00         1.00
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(%)                                                1.47**         2.68       3.13       3.03       3.11         3.21
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net Assets, end of period ($ thousands)                     254,157        382,129    333,427    444,939    931,564    1,109,861
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                0.66*          0.62       0.66       0.71       0.70         0.68
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                 0.66           0.62       0.66       0.71       0.70         0.68
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                             2.90*          2.65       3.09       2.97       3.08         3.15
--------------------------------------------------------------------------------------------------------------------------------

 *  Annualized
 ** Not annualized
(a) The Money Market Portfolio's total return for the year ended July 31, 1995 includes the effect of a capital contribution from the investment manager without the capital contribution, the total return would have been 4.28%.

Cash Equivalent Fund                                                          12
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Cash Equivalent Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company organized as a Massachusetts business trust. The Fund currently offers three series of shares (Portfolios). The Money Market Portfolio invests primarily in short-term high quality obligations of major banks and corporations. The Government Securities Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. The Tax-Exempt Portfolio invests in short-term high quality municipal securities.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

SECURITY VALUATION
The Fund values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

FEDERAL INCOME TAXES
The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

DISTRIBUTION OF INCOME AND GAINS
All of the net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains and losses on portfolio securities.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

EXPENSES
Expenses arising in connection with a specific portfolio are allocated to that portfolio. Other Fund expenses are allocated between the portfolios in proportion to their relative net assets.

Cash Equivalent Fund                                                          13
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


2. TRANSACTIONS WITH AFFILIATES

MANAGEMENT AGREEMENT
The Fund has a management agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper") and pays a monthly investment management fee for the Money Market and Government Securities Portfolios of 1/12 of the annual rate of .22% of the first $500 million of combined average daily net assets of those portfolios declining to .15% of combined average daily net assets in excess of $3 billion. The Tax-Exempt Portfolio pays a monthly investment management fee of 1/12 of the annual rate of .22% of the first $500 million of average daily net assets of such portfolio declining to .15% of average daily net assets in excess of $3 billion. During the six months ended January 31, 2000, the Fund incurred the following management fees:

                          MANAGEMENT FEE   EFFECTIVE
       PORTFOLIO           IMPOSED ($)     RATE (%)
       ---------          --------------   ---------
Money Market Portfolio       902,379          .20
Government Securities
  Portfolio                  459,664          .20
Tax-Exempt Portfolio         368,022          .22

DISTRIBUTION AGREEMENT
The Fund also has an administration, shareholder services and distribution agreement with Kemper Distributors, Inc. ("KDI"). For its services as primary distributor, the Fund pays KDI an annual fee of .38% of average daily net assets for the Money Market and Government Securities Portfolios and .33% of average daily net assets for the Tax-Exempt Portfolio pursuant to separate Rule 12b-1 plans for these portfolios. For the six months ended January 31, 2000, the Fund incurred distribution fees as follows:

                                        UNPAID AT
      PORTFOLIO        FEES ($)    JANUARY 31, 2000 ($)
      ---------        --------    --------------------
Money Market
  Portfolio            1,746,063         246,000
Government Securities
  Portfolio              886,354         240,371
Tax-Exempt Portfolio     556,516          70,631

KDI has related service agreements with various firms to provide cash management and other services for fund shareholders.

SHAREHOLDER SERVICES AGREEMENT
Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company ("KSvC") is the shareholder services agent of the Fund. For the six months ended January 31, 2000, KSvC received shareholder service fees for the Money Market, Government Securities and Tax-Exempt Portfolios of $748,682, $422,725 and $67,124, respectively, of which $232,562, $37,429, and $0, respectively, is unpaid at January 31, 2000.

OFFICERS AND TRUSTEES
Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. During the six months ended January 31, 2000, the Fund made no payments to its officers and incurred trustees' fees of $32,516 to independent trustees.

Cash Equivalent Fund                                                          14
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


3. EXPENSE OFF-SET ARRANGEMENTS

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended January 31, 2000, Money Market Portfolio's, Government Securities Portfolio's and Tax-Exempt Portfolio's custodian and transfer agent fees were reduced by $785 and $4,467, $482 and $4,616 and $260 and $284, respectively.

4. LINE OF CREDIT

The Fund and several Kemper Funds(the "Participants") share in a $1 billion revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33% of its assets under the agreement.

                                                               SEMIANNUAL REPORT


                                                               CASH EQUIVALENT
                                                               FUND

                                                               JANUARY 31, 2000












Principal Underwriter
Kemper Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606


This report is not to be distributed unless preceded or accompanied by a prospectus.

513215
CEF-3 1090230 3/31/00   [RECYCLED LOGO] Printed on recycled paper